INCOME TAX EXPENSE	12 Months Ended
Dec. 31, 2024
Income Tax Disclosure [Abstract]
INCOME TAX EXPENSE

NOTE－16 INCOME TAX EXPENSE

The provision for income taxes consisted of the following:

	Year ended December 31,
	2023	2024
	S$’000	S$’000

Income tax expense
Current year	681	-
(Over)/under-provision in prior years	(360)	300
Deferred tax expense	725	431
Income tax expense	1,046	731

The Company is subject to taxes in the jurisdictions in which it operates, as follows:

Cayman Islands

Ten-League International Holdings Limited is an exempted Cayman Islands company and is presently not subject to income taxes or income tax filing requirements in the Cayman Islands or the United States.

BVI

Ten-League Venture Capital Limited is an exempted British Virgin Islands company and is presently not subject to income taxes or income tax filing requirements in the British Virgin Islands or the United States.

Singapore

Ten-League Engineering & Technology Pte. Ltd and Ten-League Port Engineering Solutions Pte. Ltd are operating in Singapore and are subject to the Singapore tax law at the corporate tax rate at 17% on the assessable income arising in Singapore during its tax year.

The reconciliation of income tax rate to the effective income tax rate based on income before income taxes for the year ended December 31, 2023 and 2024 are as follows:

	Year ended December 31,
	2023	2024
	S$’000	S$’000

Income before income taxes	8,126	2,615
Statutory income tax rate	17%	17%
Income tax expense at statutory rate	1,381	445
(Over)/under provision in previous financial year	(360)	300
Tax effect of non-taxable income	(228)	(133)
Tax effect of non-deductible items	156	41
Tax effect on temporary differences	211	78
Statutory stepped income tax exemption	(114)	-

Income tax expense	1,046	731

Uncertain tax positions

The Company evaluates the uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measure the unrecognized benefits associated with the tax positions. As of December 31, 2024 and 2023, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the financial year ended December 31, 2024 and 2023 and also did not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2024.